Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended								12 Months Ended										12 Months Ended		1 Months Ended					3 Months Ended		12 Months Ended										12 Months Ended
	Sep. 02, 2013	May 31, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segment	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 30, 2013	May 01, 2012	Dec. 31, 2013 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2013 Pennsylvania [Member] county	Dec. 31, 2013 Other States [Member] state	May 30, 2012 Ohio [Member]	Sep. 30, 2012 Florida [Member] Discontinued Operations [Member]	May 30, 2012 New York [Member] Discontinued Operations [Member]	Mar. 31, 2013 Florida sale subject to regulatory review [Member] Discontinued Operations [Member]	Jan. 31, 2012 Maine [Member] Discontinued Operations [Member]	Jun. 30, 2011 Texas [Member]	Jun. 30, 2011 Missouri [Member] Discontinued Operations [Member]	Dec. 31, 2013 Not Quantitatively Significant [Member] segment	Dec. 31, 2013 Other [Member] segment	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2013 Regulated Segment [Member] segment	Dec. 31, 2012 Regulated Segment [Member]	Dec. 31, 2011 Regulated Segment [Member]	Dec. 31, 2013 Non-Regulated Businesses [Member]	Dec. 31, 2012 Non-Regulated Businesses [Member]	Dec. 31, 2011 Non-Regulated Businesses [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenue from largest operating subsidiary																					54.00%
Number of counties providing operating services																					26
Number of states providing services in other than Pennsylvania																						7
Number of customers																							59,000	38,000	51,000		16,000	5,300	3,900
Percentage of customers served																										8.00%
Number of operating segments											10	10																		2	2			8
Number of reportable segments											1	1
Percentage Of Stock Split Distribution	25.00%	25.00%
Five for four stock split conversion ratio	1.25	1.25
Operating revenues			$ 188,608,000	$ 204,345,000	$ 195,655,000	$ 180,035,000	$ 187,481,000	$ 214,565,000	$ 191,690,000	$ 164,024,000		$ 768,643,000	$ 757,760,000	$ 687,291,000	$ 660,186,000	$ 609,897,000															$ 17,366,000	$ 17,730,000	$ 12,364,000
Net utility plant acquisition adjustment			27,466,000								27,466,000	27,466,000
Amortized Period																																								2 years	53 years
Amortization of the acquisition adjustments												2,641,000	2,858,000	2,741,000
utility expendiures expected to be recovered			10,293,000								10,293,000	10,293,000
Deferred cost reported as a component of net property, plant and equipment			19,280,000								19,280,000	19,280,000
Capital Expenditures Incurred but Not yet Paid												30,974,000	29,588,000	32,578,000
Amount of AFUDC related to equity funds			533,000				188,000				533,000	533,000	188,000	318,000																							0	0	0
Overdraft for certain disbursement cash accounts			21,753,000				11,881,000				21,753,000	21,753,000	11,881,000
Joint venture ownership percentage			49.00%								49.00%	49.00%
Joint Venture Distributions												1,960,000	2,744,000
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount																	55.00%
Amortization period of tax repair catch up adjustment												10
Non-cash property as advances or contributions												26,188,000	27,212,000	20,823,000
Impaired goodwill												0
Goodwill			$ 28,223,000				$ 28,152,000				$ 28,223,000	$ 28,223,000	$ 28,152,000	$ 26,944,000				$ 1,679,000	$ 0	$ 0											$ 4,121,000	$ 4,121,000	$ 4,121,000	$ 24,102,000	$ 24,031,000	$ 22,823,000